Other Balance Sheet Components - Schedule of Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Capitalized merger costs	$ 2,628
Deferred contract costs	598	657	$ 191
Restricted Cash		0	153
Prepaid software licenses	243	260	409
Prepaid rent	169	200	106
Other receivables	694	409	504
Other current assets	1,022	586	656
Other assets, current	$ 5,354	$ 2,112	$ 2,019